Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss		$ (2,000)	$ (4,000)	$ (4,000)
Changes in working capital:
Net changes in trade payables and other liabilities		2,000	4,000	4,000
Net cash provided by (used in) operating activities
Cash flows from financing activities
Issued Capital	1
Net cash provided by (used in) financing activities	1
Net change in cash
Cash at the beginning of the period		1	1	1
Cash at the end of the period	$ 1	$ 1	$ 1	$ 1